INVENTORY (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Schedule of inventory properties

AS AT DEC. 31 (MILLIONS)	2021	2020
Residential properties under development	$2,135	$2,816
Land held for development	1,802	2,015
Completed residential properties	1,869	743
Industrial products	3,113	2,611
Other[1]	2,496	2,175
Total	$11,415	$10,360

Schedule of current and non-current balances of inventory	The current and non-current balances of inventory are as follows:

AS AT DEC. 31 (MILLIONS)	2021	2020
Current	$8,557	$6,337
Non-current	2,858	4,023
Total	$11,415	$10,360